Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent events
Subsequent events
After the date of the balance sheet through the date of issuance of these consolidated financial statements, 1,000,000 Class B shares were converted into 1,000,000 Class A shares consistent with the conversion ratio discussed in Note 13. Furthermore, options exercised resulted in additional share issuance of 530,646 Class A shares.